LICENSING AGREEMENTS (Details Narrative 2) - Mar. 31, 2015 - USD ($)	Total
Disney [Member]
Royalty rate	4.00%
Royalty guarantee	$ 231,600
Sales requirement rate	1.00%
Marvel [Member]
Royalty rate	5.00%
Royalty guarantee	$ 56,250